FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /   /
                                                                  ---


         Pre-Effective Amendment No.:                            /   /
                                             -------             ---
         Post-Effective Amendment No.:        80                 /X/
                                            ----==--             -


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /   /
                                                                         ---


         Amendment No.:               81                                /X/
                                    ----==--                             -


                                         (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
               (Exact Name of Registrant as Specified in Charter)

           431 North Pennsylvania Street, Indianapolis, Indiana 46204
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (317) 917-7000

 Timothy L. Ashburn, AmeriPrime Funds, 431 North Pennsylvania Street,
                             Indianapolis, IN 46204
                     (Name and Address of Agent for Service)

                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

         /__/ immediately upon filing pursuant to paragraph (b) / _ / on (date) pursuant to paragraph (b)
       /_X_/ 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2)
     / / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


350059.26

                             IMS CAPITAL VALUE FUND
                          IMS STRATEGIC ALLOCATION FUND
                            IMS STRATEGIC INCOME FUND



PROSPECTUS
November 3, 2003






8995 S.E. Otty Road
Portland, Oregon 97266
(800) 934-5550

























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS




IMS CAPITAL VALUE FUND........................................................2
         RISK/RETURN SUMMARY..................................................2
         HOW THE FUND HAS PERFORMED...........................................3

IMS STRATEGIC INCOME FUND.....................................................5
         RISK/RETURN SUMMARY..................................................5
         HOW THE FUND HAS PERFORMED...........................................6

IMS STRATEGIC ALLOCATION FUND.................................................7
         RISK/RETURN SUMMARY..................................................7
         HOW THE FUND HAS PERFORMED...........................................9


FEES AND EXPENSES OF INVESTING IN THE FUNDS...................................9

HOW TO BUY SHARES............................................................10

HOW TO EXCHANGE SHARES ......................................................12

HOW TO REDEEM SHARES.........................................................12


EXCHANGE PRIVILAGE...........................................................12


DETERMINATION OF NET ASSET VALUE.............................................14

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.....................................14

TAX CONSIDERATIONS...........................................................14

MANAGEMENT OF THE FUNDS......................................................15

OTHER INVESTMENT INFORMATION.................................................15

FINANCIAL HIGHLIGHTS.........................................................17

PRIVACY POLICY...............................................................20

FOR MORE INFORMATION.......................................................Back
                                                                          Cover

                             IMS CAPITAL VALUE FUND
                               Risk/Return Summary


Investment Objective

     Long-term growth from capital appreciation, dividends and interest.

Principal Strategies


     The Fund invests primarily in the common stocks of mid-sized, U.S. companies. The Fund's advisor, IMS Capital Management, Inc., employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and momentum characteristics. Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Momentum characteristics include positive earnings revisions, positive earning surprises, relative price strength and other developments that may favorably affect a company's stock price, such as a new product or change in management. The advisor selects stocks based on value characteristics, however the Fund will not invest in an undervalued stock until it also exhibits momentum characteristics.



     The advisor seeks to reduce risk through diversification and through the ownership of undervalued companies. Companies selected generally will have total market capitalization of $1 to $15 billion. These well capitalized, often globally diversified U.S. companies generally have the resources to weather negative business conditions successfully. The advisor believes mid-cap companies have the potential to deliver the best characteristics of small and large companies - the flexible, innovative, high-growth aspects of small companies and the proven management, products, liquidity and global diversification of large companies.


     Each  stock in the  Fund's  portfolio  must fall into one of the  advisor's seven strategic focus areas: healthcare, technology, financial services, communications, entertainment & leisure, consolidating industries and historically defensive industries. The advisor believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the advisor carefully diversifies the Fund's holdings to ensure representation in all major industry sectors as defined by Standard & Poor's, Inc.

     The advisor employs a patient approach to the stock selection process, believing that most traditional value managers tend to purchase companies too early. The advisor believes that after a stock experiences a significant decline, it will tend to underperform the market during what the advisor terms its seasoning period, usually 18 to 24 months. Once an undervalued company that falls into one of the advisor's strategic focus areas has been researched and deemed attractive, and has seasoned, the advisor further delays the purchase until the company develops several positive momentum characteristics.

     The Fund will typically sell a security after it has exceeded the advisor's target sell price if the company also demonstrates that it may be losing its positive business momentum. A variety of conditions could result in the sale of a company before it has reached the advisor's target sell price. For example, a major industry-wide change, a significant change in the company's management or direction, or the emergence of a better opportunity within the same industry may result in the sale of a security.

Principal Risks of Investing in the Fund

     The Fund invests primarily in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition to general market volatility, the value of the Fund may decrease in response to the activities and prospects of an individual company in the Fund's portfolio.

     Because the Fund invests in mid-capitalization companies, it can be riskier than a fund that invests in larger capitalization companies. Mid-cap companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies.

     The Fund invests primarily in "value stocks." The market may not agree with the advisor's determination that a stock is undervalued, and the stock's price may not increase to what the advisor believes is its full value. It may even decrease in value.

     The strategy used by the advisor may fail to produce the intended results, and you could lose money. As with any mutual fund investment, an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

        Is the Fund right for you?

The Fund may be a suitable investment for:
o Long-term investors seeking a fund with a value investment strategy.
o Investors willing to accept price fluctuations in their investment.
o Investors who can tolerate the risks associated with common stocks.
o Investors seeking long-term growth from capital appreciation, dividends and interest.


How the Fund has Performed

     The bar chart and performance table below show the variability of the IMS Capital Value Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the IMS Capital Value Fund's returns from year to year since the Fund's inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                                [OBJECT OMITTED]


Year-by-Year Total Return for each full calendar year since the Fund was established 1998-13.24%, 1999-17.78%, 2000- -4.73%, 2001-18.75%, 2002- -11.14%

     The Fund's year-to-date return as of September 30, 2003 was 38.01%


During the period shown, the highest return for a quarter was 20.10% (4th quarter, 1998); and the lowest return was -15.31% (3rd quarter 1998).

         Average Annual Total Returns for the periods ended 12/31/2002:


                                                                      One Year        Five Years        Since Inception1
       IMS Capital Value Fund (2)
          Return Before Taxes                                         -11.14%          6.04%                 7.54%
          Return After Taxes on Distributions(3)                      -16.38%          3.55%                 5.09%
          Return After Taxes on Distributions and
          Sale of Fund Shares(3)                                       -9.89%          4.11%                 5.06%
       Russell Mid Cap Value Index
       (reflects no deduction for fees, expenses, or taxes)            -9.64%          2.95%                 9.36%


1 August 5, 1996
2 Average annual total returns do not reflect the sales load, which was eliminated April 23, 2003.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                            IMS STRATEGIC INCOME FUND

                               Risk/Return Summary

Investment Objective

         Current income.

Principal Strategies


     The Fund's advisor, IMS Capital Management, has the flexibility to invest in a broad range of income producing securities in order to produce current income. During periods of historically low interest rates, the advisor intends to invest in securities with less sensitivity to interest rates than those held by the typical bond fund, such as high yield bonds and dividend paying common stock. During periods of historically high interest rates, the advisor intends to invest in securities with more sensitivity to interest rates than those held by the typical bond fund, such as investment grade corporate bonds and long term U.S. treasury bonds. Therefore, the advisor believes the Fund will exceed the performance of typical bond funds in both rising and falling interest rate environments.


     The Fund invests primarily in fixed income securities. The advisor will allocate the Fund's assets among different fixed-income sectors based on its assessment of the relative risks and opportunities. The Fund may concentrate from time to time in different types of fixed-income securities in an effort to obtain the highest available combination of current income and safety of principal. The fixed income securities in which the Fund invests will be primarily investment grade, and may be of any duration and maturity. Because the Fund is non-diversified, the Fund may take larger positions in a small number of companies than a diversified fund.

     At its discretion, the advisor will adjust the Fund's exposure to various types of securities while seeking to exploit opportunities and avoid risks in the market. In addition to bonds, the Fund may invest in other types of income producing securities such as dividend-paying common stocks, preferred and convertible preferred stocks, real estate investment trusts (REITs), open-end and closed-end mutual funds and cash equivalents.

     The advisor will analyze a security's structural features, current pricing, trading opportunities, and the credit quality of its issuer and selects investments that the advisor believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.

Principal Risks of Investing in the Fund

     The Fund may fluctuate in value based upon changes in interest rates and market conditions. As interest rates rise, the value of the instruments may decrease. This risk is greater for long-term debt securities than for short-term debt securities. The Fund is also subject to credit risk, which is the possibility that an issuer of a security will default or become unable to meet its obligation. This risk is greater for securities that are rated below investment grade or that are unrated. Preferred stocks share some of the characteristics of both fixed income and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

     To the extent the Fund invests in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition to general market volatility, the value of the Fund may decrease in response to the activities and prospects of an individual company in the Fund's portfolio.

     To the extent the Fund invests in companies that invest in real estate, such as REITs, the fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate such as: decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

     The Fund will invest in other investment companies (including closed end funds, bond funds and money market funds), which are portfolios of other securities. The Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

     The strategy used by the advisor may fail to produce the intended results, and you could lose money. As with any mutual fund investment, an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Additionally, a non-diversified fund entails greater price risk than an investment in a diversified fund. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

Is the Fund right for you?

The Fund may be a suitable investment for:

o Investors seeking a fund with current income.
o Investors seeking a fund offering the option of monthly dividends paid in cash.
o Investors seeking a fund with less sensitivity to interest rate changes than typical bond funds.
o Investors willing to accept the price and return fluctuations associated with a non-diversified fund.
o Investors seeking to diversify their equity holdings with a portfolio consisting primarily of fixed income securities.


How the Fund has Performed


     The bar chart and performance table that would otherwise appear in this Prospectus with respect to the Strategic Income Fund have been omitted because the Fund has been operating for less than one calendar year.

                          IMS STRATEGIC ALLOCATION FUND
                               Risk/Return Summary
Investment Objective

         Long-term growth from capital appreciation, dividends and interest.

Principal Strategies

     Based on its assessment of various segments of the market, the advisor will shift the Fund's assets among four broad classes: equities, fixed income, companies that invest in real estate (such as real estate investment trusts (REITs)) and cash equivalents. At its discretion, the advisor will also vary the Fund's exposure to value, growth, small-cap, mid-cap and large-cap stocks. The Fund's assets are allocated among asset classes, investment styles and market capitalizations based on the advisor's assessment of the relative opportunities and risks of each category. The allocation is dynamic and will change as the advisor attempts to exploit opportunities and avoid risks in the markets. The Fund may invest in a broad array of securities in order to achieve its investment objectives:

o Equities, such as common stocks, preferred stocks, REITs and other investment companies and exchange traded funds that invest in equity securities

o Fixed Income Securities, such as bonds and other debt instruments, including other investment companies that invest in fixed income securities

o Cash Equivalents, such as short term fixed income securities and money market mutual funds

     Under normal circumstances, the Fund's assets will be primarily invested in U.S. equities covering the following seven categories: large-cap value, mid-cap value, small-cap value, large-cap growth, mid-cap growth, small-cap growth and international stocks. The advisor has the discretion to hold up to 50% in fixed income securities, up to 25% in REITs and up to 25% in cash equivalents. The fixed income securities in which the Fund invests will be primarily investment grade, and may be of any duration and maturity.

     The Fund's advisor, IMS Capital Management, Inc., employs a selection process and an asset allocation model designed to produce a portfolio of securities that has the potential to produce superior long-term returns.
Securities are selected based on the advisor's assessment of the capital appreciation, dividend and interest payments expected from the security. Because the Fund is non-diversified, the Fund may take larger positions in a small number of companies than a diversified fund.

Principal Risks of Investing in the Fund

         Risks of the Fund's allocation strategy:

     The asset allocation strategy involves the risk that the advisor may not correctly predict the right times to shift the Fund's assets from one type of asset class, investment style or market capitalization to another.

         Risks related to equity investments:

     The Fund invests primarily in equity securities of U.S. companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition to general market volatility, the value of the Fund may decrease in response to the activities and prospects of an individual company in the Fund's portfolio. Preferred stocks share some of the characteristics of both fixed income and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

     Small-cap companies and mid-cap companies have earnings and prospects that are more volatile than larger companies. These companies may experience higher failure rates than do larger companies. The trading volume of the securities of these companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

     To the extent the Fund invests in companies that invest in real estate, such as REITs, the fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate such as: decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

     Risks related to fixed income investments:

     The Fund may fluctuate in value based upon changes in interest rates and market conditions. As interest rates rise, the value of the instruments may decrease. This risk is greater for long-term debt securities than for short-term debt securities. The Fund is also subject to credit risk, which is the possibility that an issuer of a security will default or become unable to meet its obligation. Preferred stocks share some of the characteristics of both fixed income and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

     General Risks:

     The strategy used by the advisor may fail to produce the intended results, and you could lose money. As with any mutual fund investment, an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Additionally, a non-diversified fund entails greater price risk than an investment in a diversified fund. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

     The Fund will invest in other investment companies (including money market funds) and in exchange traded funds, which are portfolios of other securities. The Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company or exchange traded fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

Is the Fund right for you?

The Fund may be a suitable investment for:

o Investors who want exposure to a broad range of asset classes within the convenience of a single fund.
o Investors who want to hire a professional to shift their assets between different types of investments as market conditions change.
o Investors willing to accept price fluctuations.
o Investors who can tolerate the risks associated with equities, REITs and fixed income securities.
o Investors seeking long-term growth from capital appreciation, dividends and interest.

How the Fund has Performed


     The bar chart and performance table that would otherwise appear in this Prospectus with respect to the Strategic Allocation Fund have been omitted because the Fund has been operating for less than one calendar year.



                   FEES AND EXPENSES OF INVESTING IN THE FUNDS


     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


       Shareholder Fees                                        Capital              Strategic         Strategic Income Fund
                                                              Value Fund         Allocation Fund
       (fees paid directly from your investment)
       Maximum Sales Charge (load) Imposed on Purchases          NONE                 NONE                     NONE
       Maximum Deferred Sales Charge (load)                      NONE                 NONE                     NONE
       Redemption Fee1                                          0.50%                 0.50%                   0.50%

        Annual Fund Operating Expenses                          Capital             Strategic        Strategic Income Fund
                                                              Value Fund         Allocation Fund
        (expenses deducted from Fund assets)
        Management Fees                                          1.26%                1.26%                  1.26%
        Distribution (12b-1) Fees                                NONE                 NONE                   NONE
        Other Expenses                                           0.79%                3.49%                  0.88%
        Total Annual Fund Operating Expenses                     2.05%                4.75%                  2.14%
        Fee Waiver and Expense Reimbursement2                    0.46%                2.79%                  0.18%
        Net Expenses (after fee waiver and expense               1.59%                1.96%                  1.96%
        reimbursement)


1 If you redeem your shares within 90 days of purchase you will be charged a 0.50% redemption fee. However, if you redeem your shares after the 90-day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the investment adviser. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.


2 The advisor has contractually agreed to reimburse expenses of each Fund to maintain total expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.59% of net assets with respect to the Capital Value Fund, and 1.96% with respect to the Strategic Allocation Fund and the Strategic Income Fund through October 31, 2006. With respect to the Strategic Allocation Fund and the Strategic Income Fund, any waiver or reimbursement of organizational or operating expenses by the advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which such waiver or reimbursement occurs, if the Fund is able to make the payment without exceeding the above-described expense limitations.


Example:

     The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual funds prospectuses: a $10,000 initial investment for the time periods indicted, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursements reflected in the first three years), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:



          ----------------------------- -------------------------- -------------------------- --------------------------
                                                Capital                   Strategic                  Strategic
                                               Value Fund               Allocation Fund              Income Fund
          ----------------------------- -------------------------- -------------------------- --------------------------
          ----------------------------- -------------------------- -------------------------- --------------------------
          1 Year                                  $167                       $206                       $206
          ----------------------------- -------------------------- -------------------------- --------------------------
          ----------------------------- -------------------------- -------------------------- --------------------------
          3 Years                                 $518                       $636                       $636
          ----------------------------- -------------------------- -------------------------- --------------------------
          ----------------------------- -------------------------- -------------------------- --------------------------
          5 Years                                $1,041                     $1,724                     $1,158
          ----------------------------- -------------------------- -------------------------- --------------------------
          ----------------------------- -------------------------- -------------------------- --------------------------
          10 Years                               $2,477                     $4,446                     $2,589
          ----------------------------- -------------------------- -------------------------- --------------------------



                                HOW TO BUY SHARES



     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.


Initial Purchase

     The minimum initial investment in each Fund is $5,000 ($2,000 for IRAs). The advisor may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

     By Mail

         You may make your initial investment by following these steps:

o Complete and sign the investment application form which accompanies this Prospectus;

o Draft a check (subject to the minimum amounts) made payable to the appropriate Fund;


o        The initial check should have the same address as the application;


o        Mail the application and check to:

           U.S. Mail: Overnight:

           IMS FUNDS                                               IMS FUNDS
           c/o Unified Fund Services, Inc.                         c/o Unified Fund Services, Inc.
           P.O. Box 6110                                           431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110                        Indianapolis, Indiana 46204



By Wire

     You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (800) 934-5550 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


U.S. Bank, N.A. ABA #0420-0001-3 Attn: IMS FUNDS D.D.A.# 485777197
Account Name                                                          (Write in shareholder name)
                   -----------------------------------------------
For the Account #                                                    (Write in account number)
                  ------------------------------------------------


     You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

         Minimum subsequent investments are $100. You may purchase additional shares of the Funds, at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

           -        your name                                      -        the name of your account(s)
           -        your account number(s)                         -        a check made payable to IMS  Funds

     Checks should be sent to the IMS Funds at the address listed in the "How to Buy Shares" section. Please designate the Fund(s) in which you are investing. A bank wire should be sent as outlined under the heading "Initial Purchase -- By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Funds, with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Funds are oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodian fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

     The Funds may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds. Checks must be made payable to the Funds. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                             HOW TO EXCHANGE SHARES



     You may exchange, without charge, any or all of your shares of one IMS Fund for shares of another IMS Fund or the IMS Money Market Account in the LGA-Huntington MMKT Class A Fund, a separately managed money market fund. You may also exchange shares of the IMS Money Market Account for shares of the Funds. Exchanges for the IMS Money Market Account may be made only if the money market fund is registered in your state of residence. The exchange privilege with the money market fund does not constitute an offering or recommendation of the money market fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call the transfer agent at (800) 934-5550 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed based on the next determined net asset value ("NAV") as of the close of business on the same day. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange.




     An exchange is made by selling shares of one fund and using the proceeds to buy shares of another fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold. Neither the Funds, the money market fund, nor the transfer agent assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine.

     Before making an exchange, you should consider the investment objective of the fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the fund in which shares are being purchased before you make an exchange. By giving exchange instructions for the money market fund, you will be deemed to have acknowledged receipt of the prospectus for the money market fund. The Funds reserve the right to reject any exchange request or otherwise modify or terminate the exchange privilege at any time. There currently is no limit on exchanges out of the money market fund. In times of extreme economic or market conditions, exchanging Fund or money market fund shares by telephone may be difficult.

                              HOW TO REDEEM SHARES


     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodian charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - you may redeem any part of your account in the Funds at no charge by mail. Your request should be addressed to:

                    U.S. Mail: Overnight:

                    IMS FUNDS                                         IMS FUNDS
                    c/o Unified Fund Services, Inc.                   c/o Unified Fund Services, Inc.
                    P.O. Box 6110                                     431 North Pennsylvania Street
                    Indianapolis, Indiana 46206-6110                  Indianapolis, Indiana 46204




     Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or numbers of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (800) 934-5550 if you have questions. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - you may redeem any part of your account (up to $25,000) in the Funds by calling the transfer agent at (800) 934-5550. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Funds or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 934-5550. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Funds incur bank charges because you request that a Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates.


     Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of each Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE


     The price you pay for your shares is based on the applicable Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of the shares outstanding.

     Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value, according to procedures approved by the Board of Trustees.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.


                    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


     The Funds typically distribute substantially all net investment income in the form of dividends to its shareholders at least annually. The Strategic Income Fund will distribute its net investment income monthly. The Funds typically distribute substantially all net realized long term capital gains at least annually. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Capital Value Fund and the Strategic Allocation Fund expect that their distributions will consist primarily of capital gains. The Strategic Income Fund expects that its distributions will consist primarily of income.

                               TAX CONSIDERATIONS


     As with any investment, your investment in a Fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

     In general, selling shares of the Funds and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. For federal tax purposes, certain of each Fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each Fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. Because distributions of long-term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long-term capital gains distribution.

     Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.


                             MANAGEMENT OF THE FUNDS



     IMS Capital Management, Inc., 8995 S.E. Otty Road, Portland, Oregon 97266 serves as investment advisor to the Funds. IMS Capital Management, Inc. is an independent investment advisory firm that has been managing equity and fixed income portfolios for a select group of clients since 1988. The advisor currently manages accounts for institutions, retirement plans, individuals, trusts and small businesses, both taxable and non-taxable.


     Carl W. Marker has been primarily responsible for the management of each of the Funds since inception. Mr. Marker has served as the advisor's chairman, president and primary portfolio manager since 1988, and began privately managing individual common stocks in 1981. Mr. Marker, who graduated from the University of Oregon, previously worked for divisions of both General Motors and Mercedes-Benz as a financial systems analyst before founding IMS Capital Management, Inc.


     Arthur Nunes has joined IMS Capital Management as co-portfolio manager, with Carl Marker, of the IMS Strategic Allocation Fund. Mr. Nunes has over 20 years of experience providing portfolio management and financial advisory services. From March 1995 to May 2003, Mr. Nunes was employed as a portfolio manager with RBC Dain Rauscher. Mr. Nunes earned a Bachelor of Science degree in Engineering from Ohio State University, and a Certified Financial Planner (CFP) designation in 1987.


     During the fiscal year ended June 30, 2003, the Capital Value Fund paid the advisor a fee equal to 1.26% of its average daily net assets. With respect to the Strategic Allocation Fund and the Strategic Income Fund, each Fund is authorized to pay the adviser a fee equal to 1.26% of its average daily net assets.

     The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


                          OTHER INVESTMENT INFORMATION


General

     Each Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Funds generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.


     The investment objective and strategies of each Fund may be changed without shareholder approval.


Real Estate Investment Trusts

     A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

Exchange Traded Funds.

     The Fund may invest in exchange traded funds including S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRs, iShares, streetTRACKS, HOLDRs and other security baskets. SPDRs are exchange traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. There are other exchange traded funds, such as iShares and streetTracks, that own the stocks in various sector indexes. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, internet, pharmaceutical, retail and telecommunications HOLDRs, among others.


     The Fund may also invest in various sector exchange traded funds such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

                              FINANCIAL HIGHLIGHTS

     The following tables are intended to help you better understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

IMS Capital Value Fund
Financial Highlights

                              Year ended        Year ended        Year ended         Year ended       Period ended      Year ended
                             June 30, 2003     June 30, 2002     June 30, 2001     June 30, 2000     June 30, 1999 (c) Oct. 31, 1998
                            ----------------  ----------------  ----------------  -----------------  ---------------  --------------


Selected Per Share Data

Net asset value, beginning
of period                       $11.93            $13.87            $13.91            $14.56             $11.28           $12.06
                                ----------------  ----------------  ----------------  -----------------  ---------------  ----------
Income from investment
operations
  Net investment income
(loss)                           (0.04)            0.04              (0.05)            (0.05)             0.00             (0.06)
  Net realized and unrealized
gain (loss)                       2.21              (0.19)            0.50              0.88               3.28             0.12
                                  ----------------  ----------------  ----------------  -----------------  ---------------  --------
Total from investment
operations                        2.17              (0.15)            0.45              0.83               3.28             0.06
                                  ----------------  ----------------  ----------------  -----------------  ---------------  --------
Less Distributions to
shareholders:
  From net investment
income                            (0.03)            0.00              0.00              0.00               0.00            (0.03)

  From net realized gain          0.00              (1.79)            (0.49)            (1.48)             0.00            (0.81)



  From return of capital          (0.02)            0.00              0.00              0.00               0.00             0.00
                                  ----------------  ----------------  ----------------  -----------------  ---------------  --------


Total distributions               (0.05)            (1.79)            (0.49)            (1.48)             0.00             (0.84)
                                  ----------------  ----------------  ----------------  -----------------  ---------------  --------



Net asset value, end of
period                            $14.05            $11.93            $13.87            $13.91             $14.56           $11.28
                                  ================  ================  ================  =================  ===============  ========


Total Return                      18.28%           (1.05)%             3.72%              6.39%           29.08%(b)          2.27%

Ratios and Supplemental Data

Net assets, end of
period (000)                      $31,405         $17,144           $11,488           $11,585            $11,608          $11,524
Ratio of expenses to average
net assets                        1.59%             1.59%             1.59%             1.59%              1.59%  (a)       1.73%
Ratio of expenses to average
net assets
   before waiver &
reimbursement                     2.05%             2.23%             2.28%             2.08%              2.50%  (a)       2.34%
Ratio of net investment
income to

   average net assets             (0.34)%           0.29%             (0.39)%           (0.36)%            (0.04)% (a)    (0.53)%
Ratio of net investment
income to
   average net assets before
waiver &

    reimbursment                  (0.79)%           (0.35)%           (1.09)%           (0.84)%            (0.95)% (a)     (1.14)%

Portfolio turnover rate           44.72%            33.40%            77.87%            75.69%             45.19%           81.74%

(a) Annualized.
(b) For periods of less than a full year, total return is not annualized.
(c) For the period November 1, 1998 through June 30, 1999.

IMS Strategic Allocation Fund


                                                                                         Period ended
                                                                                        June 30, 2003  (a)
                                                                                       -----------------

Selected Per Share Data
Net asset value, beginning of period                                                         $    10.00
                                                                                       -----------------
Income from investment operations

  Net investment income (loss)                                                                   (0.05)
  Net realized and unrealized gain
(loss) 0.61
                                                                                       -----------------

Total from investment operations                                                                   0.56
                                                                                       -----------------
Less Distributions to shareholders:

  From net investment income                                                                       0.00

  From net realized gain                                                                           0.00
                                                                                       -----------------

Total distributions                                                                                0.00
                                                                                       -----------------

Net asset value, end of period                                                               $    10.56
                                                                                       =================

Total Return                                                                                      5.60% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                              $    3,900
Ratio of expenses to average net
assets                                                                                            1.96% (c)
Ratio of expenses to average net
assets

   before waiver & reimbursement                                                                  4.75% (c)
Ratio of net investment income to

   average net assets                                                                             0.85% (c)
Ratio of net investment income to
   average net assets before waiver &
reimbursement                                                                                   (3.65)% (c)

Portfolio turnover rate                                                                         226.36%


(a) For the period November 5, 2002 (Commencement of operations) through June
30, 2003.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

IMS Strategic Income Fund
Financial Highlights

                                                                                             Period ended

                                                                                            Aug. 31, 2003 (a)
                                                                                           ------------------

Selected Per Share Data

Net asset value, beginning of period                                                       $10.00
                                                                                           ------------------
Income from investment operations

  Net investment income (loss)                                                             0.61

  Net realized and unrealized gain (loss)                                                  1.00
                                                                                           ------------------

Total from investment operations                                                           1.61
                                                                                           ------------------
Less Distributions to shareholders:

  From net investment income                                                              (0.51)
  From net realized gain                                                                   0.00
                                                                                           ------------------

Total distributions                                                                        (0.51)
                                                                                           ------------------


Net asset value, end of period                                                             $11.10
                                                                                           ==================

Total Return                                                                                16.31%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                                                            $27,580
Ratio of expenses to average net
assets                                                                                      1.96%(c)
Ratio of expenses to average net
assets
   before reimbursement                                                                     2.14%(c)
Ratio of net investment income to
   average net assets                                                                       6.77%(c)
Ratio of net investment income to
   average net assets before reimbursement                                                  6.58%(c)
Portfolio turnover rate                                                                     18.01%

(a) For period of November 5, 2002 (commencement of operations) through August
31, 2003.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

                                 PRIVACY POLICY


     The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect

     The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose

     The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security

     The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION



     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on the Funds' policies and operations. Annual and semi-annual reports contain additional information about the Funds' investments. In each Fund's annual report, you will find management's discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


     Call the Funds at (800) 934-5550 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

     You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.









Investment Company Act #811-9096

                            IMS STRATEGIC INCOME FUND



PROSPECTUS
November 3, 2003







8995 S.E. Otty Road
Portland, Oregon 97266
(800) 934-5550

























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                    TABLE OF CONTENTS




RISK/RETURN SUMMARY..........................................................1

HOW THE FUND HAS PERFORMED...................................................2

FEES AND EXPENSES OF INVESTING IN THE FUND...................................3

HOW TO BUY SHARES............................................................4

HOW TO EXCHANGE SHARES.......................................................6

HOW TO REDEEM SHARES.........................................................6

DETERMINATION OF NET ASSET VALUE.............................................8


EXCHANGE PRIVILAGE...........................................................8


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.....................................8

TAX CONSIDERATIONS...........................................................8

MANAGEMENT OF THE FUND.......................................................9

OTHER INVESTMENT INFORMATION.................................................9

PRIVACY POLICY..............................................................11

FOR MORE INFORMATION................................................Back Cover

                            IMS STRATEGIC INCOME FUND

                               Risk/Return Summary

Investment Objective

         Current income.

Principal Strategies

     The Fund's advisor, IMS Capital Management, has the flexibility to invest in a broad range of income producing securities in order to produce current income. During periods of historically low interest rates, the advisor intends to invest in securities with less sensitivity to interest rates than those held by the typical bond fund, such as high yield bonds and dividend paying common stock. During periods of historically high interest rates, the advisor intends to invest in securities with more sensitivity to interest rates than those held by the typical bond fund, such as investment grade corporate bonds and long term U.S. treasury bonds. Therefore, the advisor believes the Fund will exceed the performance of typical bond funds in both rising and falling interest rate environments.

     The Fund invests primarily in fixed income securities. The advisor will allocate the Fund's assets among different fixed-income sectors based on its assessment of the relative risks and opportunities. The Fund may concentrate from time to time in different types of fixed-income securities in an effort to obtain the highest available combination of current income and safety of principal. The fixed income securities in which the Fund invests will be primarily investment grade, and may be of any duration and maturity. Because the Fund is non-diversified, the Fund may take larger positions in a small number of companies than a diversified fund.

     At its discretion, the advisor will adjust the Fund's exposure to various types of securities while seeking to exploit opportunities and avoid risks in the market. In addition to bonds, the Fund may invest in other types of income producing securities such as dividend-paying common stocks, preferred and convertible preferred stocks, real estate investment trusts (REITs), open-end and closed-end mutual funds and cash equivalents.

     The advisor will analyze a security's structural features, current pricing, trading opportunities, and the credit quality of its issuer and selects investments that the advisor believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.

Principal Risks of Investing in the Fund

     The Fund may fluctuate in value based upon changes in interest rates and market conditions. As interest rates rise, the value of the instruments may decrease. This risk is greater for long-term debt securities than for short-term debt securities. The Fund is also subject to credit risk, which is the possibility that an issuer of a security will default or become unable to meet its obligation. This risk is greater for securities that are rated below investment grade or that are unrated. Preferred stocks share some of the characteristics of both fixed income and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

     To the extent the Fund invests in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition to general market volatility, the value of the Fund may decrease in response to the activities and prospects of an individual company in the Fund's portfolio.

     To the extent the Fund invests in companies that invest in real estate, such as REITs, the fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate such as: decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

     The Fund will invest in other investment companies (including closed end funds, bond funds and money market funds), which are portfolios of other securities. The Fund will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

     The strategy used by the advisor may fail to produce the intended results, and you could lose money. As with any mutual fund investment, an investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Additionally, a non-diversified fund entails greater price risk than an investment in a diversified fund. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

Is the Fund right for you?

The Fund may be a suitable investment for:

o Investors seeking a fund with current income.
o Investors seeking a fund offering the option of monthly dividends paid in cash.
o Investors seeking a fund with less sensitivity to interest rate changes than typical bond funds.
o Investors willing to accept the price and return fluctuations associated with a non-diversified fund.
o Investors seeking to diversify their equity holdings with a portfolio consisting primarily of fixed income securities.


How the Fund has Performed


     The bar chart and performance table that would otherwise appear in this Prospectus with respect to the Strategic Income Fund have been omitted because the Fund has been operating for less than one calendar year

                   FEES AND EXPENSES OF INVESTING IN THE FUND


     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

       Shareholder Fees
       (fees paid directly from your investment)
       Maximum Sales Charge (load)  Imposed on Purchases           NONE
       Maximum  Deferred Sales Charge (load)                       NONE
       Redemption Fee1                                             0.50%


        Annual Fund Operating Expenses
        (expenses deducted from Fund assets)
        Management Fees                                            1.26%
        Distribution (12b-1) Fees                                  NONE
        Other Expenses                                             0.88%
        Total Annual Fund Operating Expenses                       2.14%
        Fee Waiver and Expense Reimbursement2                      0.18%
        Net Expenses (after fee waiver and expense                 1.96%
        reimbursement)


1 If you redeem your shares within 90 days of purchase you will be charged a 0.50% redemption fee. However, if you redeem your shares after the 90-day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the investment adviser. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.


2 The advisor has contractually agreed to reimburse expenses of the Fund to maintain total expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.96% of net assets through October 31, 2006. Any waiver or reimbursement of organizational or operating expenses by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which such waived or reimbursement occurs, if the Fund is able to make the payment without exceeding the above-described expense limitations.


Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual funds prospectuses: a $10,000 initial investment for the time periods indicted, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursements reflected in the first three years), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:



           1 Year                              $206
           3 Years                             $636
           5 Years                            $1,158
           10 Years                           $2,589

                                HOW TO BUY SHARES



     To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.


Initial Purchase

     The minimum initial investment in the Fund is $5,000 ($2,000 for IRAs). The advisor may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

     By Mail

         You may make your initial investment by following these steps:

o Complete and sign the investment application form which accompanies this Prospectus;

o Draft a check (subject to the minimum amounts) made payable to IMS Strategic Income Fund;


o        The initial check should have the same address as the application;


o        Mail the application and check to:

           U.S. Mail: Overnight:

           IMS FUNDS                                               IMS FUNDS
           c/o Unified Fund Services, Inc.                         c/o Unified Fund Services, Inc.
           P.O. Box 6110                                           431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110                        Indianapolis, Indiana 46204

By Wire

     You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800) 934-5550 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

U.S. Bank, N.A. ABA #0420-0001-3 Attn: IMS FUNDS D.D.A.# 485777197
Account Name                                                          (Write in shareholder name)
                   -----------------------------------------------
For the Account #                                                    (Write in account number)
                  ------------------------------------------------

     You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     Minimum subsequent investments are $100. You may purchase additional shares of the Fund, at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

           -        your name                                      -        the name of your account(s)
           -        your account number(s)                         -        a check made payable to IMS Strategic

     Income Fund Checks should be sent to the IMS Funds at the address listed in the "How to Buy Shares" section. A bank wire should be sent as outlined under the heading "Initial Purchase -- By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Fund, with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodian fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

Other Purchase Information

     The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                             HOW TO EXCHANGE SHARES



     You may exchange, without charge, any or all of your shares of one IMS Fund for shares of another IMS Fund or the IMS Money Market Account in the LGA-Huntington MMKT Class A Fund, a separately managed money market fund. You may also exchange shares of the IMS Money Market Account for shares of the Funds. Exchanges for the IMS Money Market Account may be made only if the money market fund is registered in your state of residence. The exchange privilege with the money market fund does not constitute an offering or recommendation of the money market fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call the transfer agent at (800) 934-5550 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed based on the next determined net asset value ("NAV") as of the close of business on the same day. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange.


     An exchange is made by selling shares of one fund and using the proceeds to buy shares of another fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold. Neither the Funds, the money market fund, nor the transfer agent assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine.

     Before making an exchange, you should consider the investment objective of the fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the fund in which shares are being purchased before you make an exchange. By giving exchange instructions for the money market fund, you will be deemed to have acknowledged receipt of the prospectus for the money market fund. The Funds reserve the right to reject any exchange request or otherwise modify or terminate the exchange privilege at any time. There currently is no limit on exchanges out of the money market fund. In times of extreme economic or market conditions, exchanging Fund or money market fund shares by telephone may be difficult.

                              HOW TO REDEEM SHARES


     You may receive redemption payments in the form of a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodian charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - you may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                    U.S. Mail: Overnight:

                    IMS FUNDS                                         IMS FUNDS
                    c/o Unified Fund Services, Inc.                   c/o Unified Fund Services, Inc.
                    P.O. Box 6110                                     431 North Pennsylvania Street
                    Indianapolis, Indiana 46206-6110                  Indianapolis, Indiana 46204



     Your request for a redemption must include your letter of instruction, including the Fund's name, account number, account name(s), the address, and the dollar amount or numbers of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (800) 934-5550 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - you may redeem any part of your account (up to $25,000) in the Fund by calling the transfer agent at (800) 934-5550. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 934-5550. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that a Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.


     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax adviser.



                        DETERMINATION OF NET ASSET VALUE


     The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of the shares outstanding.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value, according to procedures approved by the Board of Trustees.

     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.


                    DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


     The Fund typically distributes substantially all net investment income in the form of dividends to its shareholders monthly. The Fund typically distributes substantially all net realized long term capital gains at least annually. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request The Fund expects that its distributions will consist primarily of income.


                               TAX CONSIDERATIONS


     As with any investment, your investment in a Fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

     In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. For federal tax purposes, certain of each Fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each Fund's distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. Because distributions of long-term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long-term capital gains distribution.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND


     IMS Capital Management, Inc., 8995 S.E. Otty Road, Portland, Oregon, 97266 serves as investment advisor to the Fund. IMS Capital Management, Inc. is an independent investment advisory firm that has been managing equity and fixed income portfolios for a select group of clients since 1988. The advisor currently manages accounts for institutions, retirement plans, individuals, trusts and small businesses, both taxable and non-taxable.

     Carl W. Marker has been primarily responsible for the management of the Fund since inception. Mr. Marker has served as the advisor's chairman, president and primary portfolio manager since 1988, and began privately managing individual common stocks in 1981. Mr. Marker, who graduated from the University of Oregon, previously worked for divisions of both General Motors and Mercedes-Benz as a financial systems analyst before founding IMS Capital Management, Inc.

     The Fund is authorized to pay the adviser a fee equal to 1.26% of its average daily net assets. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.


                          OTHER INVESTMENT INFORMATION


General

     The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.


     The investment objective and strategies of the Fund may be changed without shareholder approval.

Real Estate Investment Trusts

     A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

Exchange Traded Funds.

     The Fund may invest in exchange traded funds including S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRs, iShares, streetTRACKS, HOLDRs and other security baskets. SPDRs are exchange traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. There are other exchange traded funds, such as iShares and streetTracks, that own the stocks in various sector indexes. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, internet, pharmaceutical, retail and telecommunications HOLDRs, among others.

     The Fund may also invest in various sector exchange traded funds such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

                              FINANCIAL HIGHLIGHTS


     The following table is intended to help you better understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.



IMS Strategic Income Fund
Financial Highlights

                                                                                             Period ended

                                                                                            Aug. 31, 2003 (a)
                                                                                           ------------------

Selected Per Share Data

Net asset value, beginning of period                                                       $10.00
                                                                                           ------------------
Income from investment operations

  Net investment income (loss)                                                             0.61

  Net realized and unrealized gain (loss)                                                  1.00
                                                                                           ------------------

Total from investment operations                                                           1.61
                                                                                           ------------------
Less Distributions to shareholders:

  From net investment income                                                               (0.51)
  From net realized gain                                                                    0.00
                                                                                           ------------------

Total distributions                                                                        (0.51)
                                                                                           ------------------


Net asset value, end of period                                                             $11.10
                                                                                           ==================

Total Return                                                                               16.31%(b)

Ratios and Supplemental Data

Net assets, end of period (000)                                                            $27,580
Ratio of expenses to average net
assets                                                                                     1.96%(c)
Ratio of expenses to average net
assets
   before reimbursement                                                                    2.14%(c)
Ratio of net investment income to
   average net assets                                                                      6.77%(c)
Ratio of net investment income to
   average net assets before reimbursement                                                  6.58%(c)
Portfolio turnover rate                                                                     18.01%

(a) For period of November 5, 2002 (commencement of operations) through August
31, 2003.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects

     The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses

     The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security

     The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on the Fund's policies and operations. Annual and semi-annual reports contain additional information about the Fund's investments. In the Fund's annual report, you will find management's discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     Call the Fund at (800) 934-5550 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0109.









Investment Company Act #811-9096

                             IMS CAPITAL VALUE FUND
                          IMS STRATEGIC ALLOCATION FUND
                            IMS STRATEGIC INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                November 3, 2003

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the IMS Funds dated November 3, 2003. This SAI incorporates by reference the IMS Capital Value Fund's and the IMS Strategic Allocation Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2003, and the IMS Strategic Income Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2003 ("Annual Reports"). A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) 934-5550.


                                TABLE OF CONTENTS
                                                                          PAGE

DESCRIPTION OF THE TRUST AND FUNDS...........................................3

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS...............................................................4

INVESTMENT LIMITATIONS......................................................12

THE INVESTMENT ADVISOR......................................................14

TRUSTEES AND OFFICERS.......................................................16

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................20

DETERMINATION OF SHARE PRICE................................................21

ADDITIONAL TAX INFORMATION..................................................22

INVESTMENT PERFORMANCE......................................................22

CUSTODIAN...................................................................25

FUND SERVICES...............................................................25

ACCOUNTANTS.................................................................26


DISTRIBUTOR.................................................................26


PROXY VOTING POLICIES.......................................................26

FINANCIAL STATEMENTS........................................................28

DESCRIPTION OF THE TRUST AND FUNDS

     IMS Capital Value Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on July 25, 1996 and commenced operations on August 5, 1996. The IMS Strategic Allocation Fund and the IMS Strategic Income Fund were organized as non-diversified series of the Trust on September 30, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Funds' advisor is IMS Capital Management, Inc. (the "Advisor").

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Funds is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


     As of October 15, 2003, the following persons are the owners of record of five percent (5%) or more of the IMS Capital Value Fund: National Financial, One World Financial Center, 200 Liberty Street, New York, NY 10281, 36.62%; Jeld-Wen Foundation, P O Box 1329 Klamath Falls, OR 97601, 10.13%; Merle West Medical Center Foundation, 2865 Daggett Street, Klamath Falls, OR 97601-1106, 8.41%; National Investor Services FBO, 55 Water Street, 32nd Floor, New York, NY 10041, 5.64% . As of October 15, 2003, the following persons are the owners of record of five percent (5%) or more of the IMS Strategic Allocation Fund: National Financial, One World Financial Center, 200 Liberty Street, New York, NY 10281, 74.84%. As of October 15, 2003, the following persons are the owners of record of five percent (5%) or more of the IMS Strategic Income Fund: National Financial, One World Financial Center, 200 Liberty Street, New York, NY 10281, 50.95%; Wells Fargo Bank, P O Box 1533, Minneapolis, MN 55480.

     As of October 15, 2003, the officers and trustees as a group own less than 1% of each of the Funds.

     For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of the Funds' assets, see "Determination of Net Asset Value" in the Funds' Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

     A. Equity Securities. Equity securities include common stock, American Depositary Receipts (ADRs), preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The IMS Capital Value Fund may invest up to 5% of its net assets at the time of purchase in convertible preferred stock, convertible debentures, rights or warrants. The IMS Capital Value Fund reserves the right to invest in foreign stocks, through the purchase of American Depositary Receipts, provided the companies have substantial operations in the U.S. and do not exceed 5% of the Fund's net assets. The IMS Strategic Allocation Fund may invest between 5% and 10% of its assets in ADRs.

     Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. The Advisor expects that generally the preferred stocks in which the Fund invests will be rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

     Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. Rights are similar to warrants, but normally have shorter durations.

     Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. Exchange traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

     B. American Depositary Receipts. American Depositary Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     C. Covered Call Options. Each Fund may write (sell) covered call options on common stocks in the Fund's portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

     D. Loans of Portfolio Securities. The Funds may make short and long term loans of portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     E. Purchases of Options. Up to 10% of each Fund's net assets may be invested in purchases of put and call options involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

     The purchase of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.

     F. Repurchase Agreements. The Funds may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with U.S. Bank, N.A. (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     G. Fixed Income Securities. Although the IMS Capital Value Fund intends to invest primarily in U.S. common stocks, the Advisor reserves the right, during periods of unusually high interest rates or unusual market conditions, to invest in fixed income securities for preservation of capital, total return and capital gain purposes, if the Advisor believes that such a position would best serve the Fund's investment objective. The IMS Strategic Allocation Fund may invest up to 50% of its assets in fixed income securities, and the IMS Strategic Income Fund will invest primarily in fixed income securities. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     Corporate Debt Securities - Each Fund may invest in corporate debt securities. These are bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper, which consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Fund's adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds will not invest in securities rated below investment grade unless the Fund's adviser determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

     Municipal Securities - Each Fund may invest in municipal securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year of less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. Each Fund may invest in other municipal securities such as variable rate demand instruments.

     The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

     The Advisor considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Manager (or the Fund's adviser) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Funds may invest in securities rated below investment grade.

     U.S. Government Securities - Each Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     Mortgage-Backed Securities - Each Fund may invest in mortgage-backed securities. These securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Fund at lower rates of return.

     Collateralized Mortgage Obligations (CMOs) - Each Fund may invest in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity that issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

     Zero Coupon and Pay in Kind Bonds - Corporate debt securities and municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

     Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

     Financial  Service  Industry   Obligations  -  Financial  service  industry
obligations include among others, the following:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time Deposits are considered to be illiquid prior to their maturity.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     Asset-Backed and Receivable-Backed Securities - The Strategic Income Fund may invest in asset-backed securities. These securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. The Strategic Income Fund will not invest more than 5% of its net assets in asset-backed or receivable-backed securities.

     Illiquid Securities - The IMS Strategic Allocation Fund and the IMS Strategic Income Fund may invest in illiquid securities. Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities, restricted securities, assignments, participations, investment certificates and certain limited partnerships. Neither Fund will invest more than 15% of its net assets in illiquid securities.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the Fund's portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Fund's illiquid securities policy, which limits the Fund's investment in illiquid securities to 15% of the net assets, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     The Advisor will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.

     2. Senior Securities. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that have a significant portion of their assets in real estate.

     5. Commodities. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. Each Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. With respect to the IMS Capital Value Fund, the Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see "Investment Restrictions
- Fundamental" above).

     1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. A Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Funds will not invest in reverse repurchase agreements.

     3. Margin Purchases. The Funds will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

     4. Short Sales. The Funds will not effect short sales.

     5. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     6. Illiquid Investments. The IMS Capital Value Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities. Neither the IMS Strategic Allocation Fund nor the IMS Strategic Income Fund will invest more than 15% of the Fund's assets in illiquid securities.

     7. 80% Investment Policy. Under normal circumstances, at least 80% of the IMS Strategic Income Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in income producing securities including fixed income securities and dividend paying equity securities. The Fund will not change its policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

THE INVESTMENT ADVISOR

     The Funds' investment advisor is IMS Capital Management, Inc. (the "Advisor"), 8995 S.E. Otty Road, Portland, Oregon 97266. Carl W. Marker may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the corporation.

     Under the terms of the management agreements (the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.26% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.59% of net assets with respect to the IMS Capital Value Fund, and 1.96% of net assets with respect to the IMS Strategic Allocation Fund and the IMS Strategic Income Fund, through October 31, 2006. In the case of the IMS Strategic Income Fund and the IMS Strategic Allocation Fund, the Advisor has also agreed to reimburse organizational expenses. Any waiver or
reimbursement  of  organizational   or  operating   expenses  of  the  Strategic
Allocation Fund or the Strategic Income Fund by the Advisor is subject to repayment by the applicable Fund in the first, second and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs, if the Fund is able to make the payment without exceeding the above-described expense limitations.


------------------------------------- ---------------------- ---------------------------- ----------------------------
         Advisory Fees Paid             IMS Capital Value     IMS Strategic Allocation           IMS Strategic
                                        Fund Fiscal Year                Fund                      Income Fund
                                          Ended June 30      For the period November 5,   For the period November 5,
                                                                2002 (commencement of       2002 through August 31,
                                                             operations) through June 30             2003
------------------------------------- ---------------------- ---------------------------- ----------------------------
------------------------------------- ---------------------- ---------------------------- ----------------------------
2001                                        $144,169                     N/A                          N/A
------------------------------------- ---------------------- ---------------------------- ----------------------------
------------------------------------- ---------------------- ---------------------------- ----------------------------
2002                                        $170,884                     N/A                          N/A
------------------------------------- ---------------------- ---------------------------- ----------------------------
------------------------------------- ---------------------- ---------------------------- ----------------------------
2003                                        $228,957                   $19,195                     $120,458
------------------------------------- ---------------------- ---------------------------- ----------------------------

     The Board of Trustees renewed the Agreement for the IMS Capital Value Fund at a meeting held on June 9, 2003. Carl Marker, President of the Advisor, joined the meeting in person. The Trustees reviewed and discussed with Mr. Marker the firm's balance sheet as of June 2, 2003 and income statement for the period January 1 through June 2, 2003.They reviewed reports comparing the performance and expenses of the Fund to the performance and expenses of several other funds with similar objectives and asset levels. Mr. Marker discussed the performance of the Fund, noting that the Fund had outperformed the Russell Midcap Value Index for the one year, three month, and year-to-date periods ending March 31, 2003. Mr. Marker also generally discussed his firm and its short history, as well as the investment philosophy used with respect to the Funds. Following further discussion with the Trustees, Mr. Marker left the meeting. The Trustees reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of several other funds with similar objectives and asset levels. They also reviewed Part II of the Advisor's Form ADV, as well as Unified's administrator's report. When the full Board reconveined, the Trustees discussed the nature and quality of the services provided by the Advisor and, based upon the information provided, it was the Board's consensus that the fee paid to the Advisor pursuant to the Agreement was reasonable. The Trustees determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interests of the Fund's shareholders.

     The Board of Trustees approved the Agreements for the IMS Strategic Allocation Fund and the IMS Strategic Income Fund at a meeting held on October 21, 2002. Counsel to the Funds reviewed the terms of the proposed Agreements. The Trustees reviewed the Balance Sheet of the Advisor as of December 31, 2001 and a Profit & Loss Statement for the period January 1, 2001 through December 31, 2001. They discussed the proposed fees relative to other equity funds and the Advisor's commitment to cap the new Funds' expenses. They also discussed the Advisor's performance in managing the IMS Capital Value Fund, and reviewed a memorandum provided by the Advisor that addressed various issues related to the Advisor's qualifications including financial condition and changes in personnel. Carl Marker, President of the Advisor, then joined the meeting by telephone. In response to questions by the Trustees, Mr. Marker stated that the same personnel responsible for the management of the IMS Capital Value Fund would be responsible for management of the new Funds. Mr. Marker reported that the firm had no soft dollar arrangements in place, and did not currently use an affiliated broker. He explained that the Advisor was considering the use of an affiliated broker. Mr. Marker certified to the Board that the Advisor had adopted the Trust's Code of Ethics and had procedures in place reasonably designed to prevent and detect violations of the Code. The Board then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by the Advisor and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid to the Advisor pursuant to the Agreements were reasonable. The Trustees determined that the overall arrangements provided under the terms of the Agreements were reasonable business arrangements, and that the Agreements were approved.

     The Advisor retains the right to use the name "IMS" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "IMS" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address          Position(s) Held with the        Length of Time Served       in Fund Complex1
                                        Fund Complex1                                        Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Timothy Ashburn(2)             President, Secretary and Trustee   President and Secretary             23
431 N. Pennsylvania Street                                          since October 2002;
Indianapolis, IN 46204                                             Trustee of AmeriPrime
                                                                    Advisors Trust since
Year of Birth: 1950                                                    November 2002,
                                                                   AmeriPrime Funds since
                                                                     December 2002, and
                                                                    Unified Series Trust
                               since October 2002
----------------------------- ----------------------------------- ------------------------- -----------------------








----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and          Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                     since 1989
2002;  President of Unified  Financial  Services  from  November
1997 to April 2000.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address          Position(s) Held with the        Length of Time Served       in Fund Complex1
                                        Fund Complex1                                        Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Ronald C. Tritschler(3)                    Trustee                 Trustee of AmeriPrime              23
431 N. Pennsylvania Street                                           Funds and Unified
Indianapolis, IN 46204                                               Series Trust since
                                                                     December 2002 and
Year of Birth:  1952                                                AmeriPrime Advisors
                                                                    Trust since November
                                                                            2002
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb                        None
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                  Position(s) Held with the          Length of Time
                                                                          Served            Number of Portfolios
   Name, Age and Address                Fund Complex1                                          in Fund Complex1
                                                                                             Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Thomas G. Napurano              Treasurer and Chief Financial      Since October 2002 for            N/A
431 N. Pennsylvania Street                 Officer                   AmeriPrime Funds,
Indianapolis, IN 46204                                              AmeriPrime Advisors
                                                                     Trust and Unified
Year of Birth:  1941                                                    Series Trust
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                         N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                            Number of Portfolios
    Name, Age and Address              Position(s) Held           Length of Time Served       in Fund Complex(1)
                                         Fund Complex1                                      Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Carol Highsmith                       Assistant Secretary           Since October 2002              N/A
431 N. Pennsylvania Street                                        for AmeriPrime Funds,
Indianapolis, IN 46204                                             AmeriPrime Advisors
                                                                    Trust and Unified
Year of Birth:  1964                                                   Series Trust
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                          Other Directorships Held
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                               None
present); Vice President and Asst. Secretary of Lindbergh Funds


----------------------------------------------------------------- -------------------------------------------------
 (1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.
 (2)Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified
    Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
 (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of Unified Financial Securities, the principal underwriter for certain funds in the
    complex.






     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              23
431 N. Pennsylvania Street                                          Funds since 1995,
Indianapolis, IN 46204                                             AmeriPrime Advisors
                                                                  Trust since July 2002
Year of Birth:  1947                                                and Unified Series
                                                                   Trust since December
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                   Position(s) Held with the      Length of Time Served   Number of Portfolios in
    Name, Age and Address                Fund Complex1                                         Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              23
431 N. Pennsylvania Street                                          Funds and Unified
Indianapolis, IN 46204                                              Series Trust since
                                                                    December 2002 and
Year of Birth:  1946                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                   Position(s) Held with the                                    Number of
                                                                                              Portfolios in
    Name, Age and Address                Fund Complex1            Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              23
431 N. Pennsylvania Street                                          Funds and Unified
Indianapolis, IN 46204                                              Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Firstar Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------
    1  The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Funds, if any. The committee held no meetings during the fiscal year ended June 30, 2003.


     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing each Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of each Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between each Fund's independent auditors and the full Board of Trustees. The audit committee held three meetings during the fiscal year ended June 30, 2003.

     The following table provides information regarding shares of the Funds and other portfolios of the AmeriPrime Funds owned by each Trustee as of December 31, 2003.


   =============================== ================================ =============================================
                                                                      Aggregate Dollar Range of Shares of all
              Trustee                Dollar Range of Fund Shares      Funds Overseen by the Trustee Within the
                                                                            AmeriPrime Family of Funds1
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Timothy Ashburn                              None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Daniel Condon                                None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Gary E. Hippenstiel                          None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Stephen Little                               None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Ronald Tritschler                            None                                    None
   =============================== ================================ =============================================


1 As of December 31, 2002, the terms "Fund Complex" and "AmeriPrime Family of Funds" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The compensation paid to the Trustees of the Trust for the fiscal year ended June 30, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

================================== =================================== ==========================================


                                                                        Total Compensation from Trust and Fund
              Name                 Aggregate Compensation from Trust                   Complex(3)
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Kenneth D. Trumpfheller1                           $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Gary E. Hippenstiel                             $10,897                               $21,619.50
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Mark W. Muller1                                  $3,100                                 $6,600
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Richard J. Wright1                               $6,475                                 $12,725
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Timothy Ashburn2                                   $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Daniel Condon2                                   $2,167                                 $6,861
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Stephen Little2                                  $2,167                                 $6,861
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Ronald Tritschler2                               $1,833                                 $5,806
---------------------------------- ----------------------------------- ------------------------------------------

   1  No longer a Trustee of the Trust.
   2  Elected to the Board on December 18, 2002.
   3 The Term "Fund Complex" refers to Ameriprime Advisors Trust, Unified Series Trust and the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.


     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement. Due to research services provided by brokers, the IMS Capital Value Fund and the IMS Strategic Allocation Fund directed to brokers $22,874,189 and $10,206,381, respectively, of brokerage transactions (on which commissions were $43,514 and $7,865, respectively) during the fiscal year ended June 30, 2003. The IMS Strategic Income Fund directed to brokers $15,671,642 of brokerage transactions (on which commissions were $25,120) during the fiscal year ended August 31, 2003.


     Over-the-counter transactions may be placed with broker-dealers if the Advisor is able to obtain best execution (including commissions and price). Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities may be purchased through broker-dealers, provided best execution is available. Fixed income securities may be purchased directly from the issuer, an underwriter or a market maker. Purchases may include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


-------------------------------------- ------------------------------- ---------------------------- ------------------
Brokerage Commissions Paid by the          IMS Capital Value Fund       IMS Strategic Allocation      IMS Strategic
Funds                                      (Fiscal Year End 6/30)                 Fund                 Income Fund
                                                                         (Fiscal Year End 6/30)     (Fiscal Year End
                                                                                                          8/31)
-------------------------------------- ------------------------------- ---------------------------- ------------------
-------------------------------------- ------------------------------- ---------------------------- ------------------
2001                                              $59,407                          N/A                     N/A
-------------------------------------- ------------------------------- ---------------------------- ------------------
-------------------------------------- ------------------------------- ---------------------------- ------------------
2002                                              $39,471                          N/A                     N/A
-------------------------------------- ------------------------------- ---------------------------- ------------------
-------------------------------------- ------------------------------- ---------------------------- ------------------
2003                                              $49,183                        $8,028                  $19,113
-------------------------------------- ------------------------------- ---------------------------- ------------------


     The Trust, the Advisor, and the Funds' underwriter have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.



     Securities that are traded on any national stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when,. Securities traded in the Advisor's opinion, over-the last bid price does not accurately reflect-counter market and which are quoted by NASDAQ are valued at the current value of the securityNASDAQ Official Closing Price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines thea last sales price, a last bid price or a NASDAQ Official Closing Price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.



     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

ADDITIONAL TAX INFORMATION

     Each Fund has qualified or intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve a Fund of liability for federal income taxes. If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.


     Each Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2003, the IMS Capital Value Fund had available for federal tax purposes a capital loss carryforward of $309,394 which will expire in 2010.


INVESTMENT PERFORMANCE

     The Funds may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                           P(1+T)n=ERV

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return
                           n        =       number of years
                           ERV      =       ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the
                                            beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)n=ATVD

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return (after taxes on distributions)
                           n        =       number of years
                           ATVD             ending value at the end of the
                                            applicable period of the
                                            hypothetical $1,000 investment made
                                            at the beginning of the applicable
                                            period, after taxes on fund
                                            distributions but not after taxes on
                                            redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus
(including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)n=ATVDR

         Where:            P        =       a hypothetical $1,000 initial investment
                           T        =       average annual total return (after taxes on distributions and redemption)
                           n        =       number of years
                           ATVDR            ending value at the end of the
                                            applicable period of the
                                            hypothetical $1,000 investment made
                                            at the beginning of the applicable
                                            period, after taxes on fund
                                            distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the IMS Capital Value Fund's and IMS Strategic Allocation Fund's performance for the periods ended June 30, 2003, and for the Strategic Income Fund for the period ended August 31, 2003.



--------------------------------------------------------------------------------------------------------------------
                                              IMS CAPITAL VALUE FUND
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------- ------------------------- --------------------------
                                                                         1 Year               Since Inception1
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return                                              18.28%                    10.77%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions
                                                                         38.79%                     9.36%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                              23.74%                     8.54%
--------------------------------------------------------------- ------------------------- --------------------------


--------------------------------------------------------------------------------------------------------------------


                                           IMS STRATEGIC ALLOCATION FUND
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------- ------------------------- --------------------------
                                                                         1 Year               Since Inception2
                                                                         ------               ---------------
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return                                               N/A                       5.60%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions                  N/A                       5.60%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and
Redemptions                                                               N/A                       4.48%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------------------------------------------------------------

                                             IMS STRATEGIC INCOME FUND
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------- ------------------------- --------------------------
                                                                         1 Year               Since Inception3
                                                                         ------               ---------------
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return                                               N/A                      16.31%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions                  N/A                      14.21%
--------------------------------------------------------------- ------------------------- --------------------------
--------------------------------------------------------------- ------------------------- --------------------------
Average Annual Total Return After Taxes on Distributions and              N/A                      11.98%
Redemptions
--------------------------------------------------------------- ------------------------- --------------------------


1 Inception Date: August 5, 1996
2 Inception Date: November 5, 2002
3 Inception Date: November 5, 2002

     The Funds may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with a Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Fund may use the S&P 500 Index or the Russell 2000 Index.

     In addition, the performance of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of each Fund's investments. The Custodian acts as the Fund's depository, safekeeping its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Effective July 1, 2000, Unified Fund Services, Inc., 431 N. Pennsylvania St., Indianapolis, IN 46204 ("Unified"), acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund) for these transfer agency services. For the fiscal years ended June 30, 2003, 2002 and 2001, Unified received $22,673, $34,559 and $15,563 from the IMS Capital Value Fund for these transfer agent services. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, Unified earned $10,168 from the Strategic Allocation Fund. For the period____, Unified earned $___ from the Strategic Income Fund.

     In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Funds equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, and 0.03% of each Fund's assets from $100 million to $150 million and 0.02% over $150 million (subject to various monthly minimum fees, the maximum being $1,666 per month). For the fiscal years ended June 30, 2003, 2002 and 2001 Unified received $21,699, $19,200 and $19,445 from the IMS Capital Value Fund for these fund accounting services. For the period of November 5, 2002 (commencement of operations) through June 30, 2003, Unified earned $6,327 from the Strategic Allocation Fund For the period of _________, Unified earned $____ from the Strategic Income Fund.

     Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Funds equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.05% of each Fund's assets from $100 million to $150 million and 0.03% over $150 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended June 30, 2003, 2002, and 2001, Unified received $24,657, $27,133, and $15,759, , respectively, from the IMS Capital Value Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. which merged with Unified on that date). For the period of November 5, 2002, (commencement of operations) through June 30, 2003, Unified earned $5,856 from the Strategic Allocation Fund. For the period ______, Unified earned $____ from the Strategic Income Fund.


ACCOUNTANTS

     The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the fiscal year ending in 2004. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc. The Distributor receives no underwriting commissions from the Funds.

PROXY VOTING POLICIES


     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund's shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Trust's policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

     The Advisor's policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Advisor's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

o electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

o approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;



o providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

o corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and



o shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.

FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the IMS Capital Value Fund's and the IMS Strategic Allocation Fund's Annual Report to Shareholders for the period ended June 30, 2003 and for the IMS Strategic Income Fund's Annual Report to Shareholders for the period ended August 31, 2003. The Trust will provide each Fund's Annual Report without charge by calling the Fund at (800)-934-5550.

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation.

         (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

         (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

         (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

         (vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

         (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

         (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

         (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

         (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

         (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

         (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

         (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

         (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

         (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

         (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

         (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57, is hereby incorporated by reference.

         (xix) Copy of Amendment No. 23 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

         (xx) Copy of Amendment No. 24 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

         (i) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

         (ii) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

         (iii) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

         (iv) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

         (v) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Strategic Allocation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

         (vi) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Strategic Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

(e) Underwriting Contracts. Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.

         None.

(g) Custodian Agreements.

         (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

         (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts.

         (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Amended Exhibit A to the Administrative Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(i) Legal Opinion.

         (i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 76, is hereby incorporated by reference.

         (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k) Omitted Financial Statements.

         None.

(l) Initial Capital Agreements.

         Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

         (i) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(n) Rule 18f-3 Plan.

                  None.

(o) Reserved.

(p) Codes of Ethics. Amended Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), and the advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 77, is hereby incorporated by reference.

(q) Powers of Attorney

         (i) Powers of Attorney for the President, Treasurer, Registrant and Certificate of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 74, are hereby incorporated by reference.

         (ii) Powers of Attorney for Daniel Condon and Ronald C. Tritschler, Trustees of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 76, are hereby incorporated by reference.


         (iii) Powers of Attorney for Stephen A. Little and Gary E. Hippenstiel, Trustees of the Trust, are filed herewith.which were filed as Exhibits to Registrant's Post-Effective Amendment No. 79, are hereby incorporated by reference.



Item 24.  Persons Controlled by or Under Common Control

As of October 31, 2002, Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (66.34%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

Item 25.  Indemnification

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, the IMS Strategic Income Fund and the IMS Strategic Allocation Fund, is a registered investment adviser.

         (i) IMS has engaged in no other business during the past two fiscal years.

         (ii) The officers and directors of IMS are: Carl W. Marker, President and Director.

(b) Appalachian Asset Management, Inc. ("AAM"), 2000 Deitrick Blvd. Charleston, West Virginia 25311, adviser to AAM Equity Fund, is a registered investment adviser.

         (i) AAM has engaged in no other business during the past two fiscal years.

                 ------------------------ ------------------------------------------ --------------------------------
        (ii)            Name                    Position with Adviser                   Other Business Activities
                 ------------------------ ------------------------------------------ --------------------------------
                 ------------------------ ------------------------------------------ --------------------------------
                 Knox H. Fuqua            President and Director                     None
                 ------------------------ ------------------------------------------ --------------------------------
                 ------------------------ ------------------------------------------ --------------------------------
                 Teresa Shawver           Treasurer/Secretary                        None
                 ------------------------ ------------------------------------------ --------------------------------
                 ------------------------ ------------------------------------------ --------------------------------
                 Will W. Carter           Vice President and Director                None
                 ------------------------ ------------------------------------------ --------------------------------

(c) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

         (i) Dobson has engaged in no other business during the past two fiscal years.

         (ii) Charles L. Dobson is the sole officer and director of Dobson.

(d) Columbia Partners, L.L.C. ("Columbia"), Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

         (i) Columbia has engaged in no other business during the past two fiscal years.

         (ii) The officers and members of the management committee of Columbia are:

        -------------------------- ----------------------------------------------------- ----------------------------
        Name                       Position with Adviser                                 Other Business Activities
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        K. Dunlop Scott            President , COO and Management Committee Member       Co-Founder and Principal
                                                                                         of Scotia Group, LLC
                                                                                         (until October 2002)
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Robert A. von Pentz        Principal, CIO and Management Committee Member        None
        -------------------------- ----------------------------------------------------- ----------------------------


        -------------------------- ----------------------------------------------------- ----------------------------
        Rhys H. Williams, CFA      Principal, Sr. Equity Portfolio Manager and           None
                                   Management Committee Member
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Steven J. Binder           Principal, Director of Client Development and         None
                                   Services, and Management Committee Member
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Terence W.Collins          Principal, Client Development and Services            None
                                   Representative and Vice Chairman of the Management
                                   Committee
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Landon Butler              Management Committee Member                           Landon Butler & Co.,
                                                                                         President
                                                                                         700 13th St. NW,
                                                                                         Washington, D.C. 20005
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Richard Dugan              Management Committee Member                           R&D Consulting, Owner
                                                                                         144 Westminster Street
                                                                                         Providence, R.I. 02903
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Lester G. Fant, III        Management Committee Member                           Galway Partners, Chairman
                                                                                         401 9th St. N.W. Suite 450
                                                                                         Washington, D.C. 20004
        -------------------------- ----------------------------------------------------- ----------------------------


Item 27.  Principal Underwriters

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust. Unified Financial Securities, Inc. is also the underwriter for the Access Variable Insurance Trust, AmeriPrime Advisors Trust, CCMI Funds, Forester Funds, Julius Baer Investment Funds, Lindbergh Funds, Milestone Funds, Runkel Funds, Sirius Investment Trust, Sparrow Funds, TANAKA Funds and Unified Series Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:

---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                     Positions with
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy L. Ashburn                       Director                               Trustee and President
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director, President and CEO            None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurrano                      Vice President and CFO                 Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and CCO                       None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------

(c) Not applicable.

Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.


Item 29.  Management Services

         None.

Item 30.  Undertakings

         None.

                                                    SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 29th day of October, 2003.

                                                     AmeriPrime Funds



By:        /s/
    ----------------------------------------
       Donald S. Mendelsohn,
       ====================
       Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Timothy L. Ashburn,* President              *By:       /s/
                                                 -------------------------------
and Trustee                                      Donald S. Mendelsohn,
                                                 ====================
Stephen A. Little,* Trustee                      Attorney-in-Fact
Gary E. Hippenstiel,* Trustee                    October 29, 2003

Daniel Condon,* Trustee
Ronald C. Tritschler,* Trustee


_____________/s/__________________             October 30, 2003
Thomas G. Napurano Treasurer
and Chief Financial Officer

                                                   EXHIBIT INDEX

1.  Consent of Thompson Hine LLP.....................................EX-99.23.i
2.  Consent of McCurdy & Associates CPA's, Inc.......................EX-99.23.j